As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

FundX Upgrader Fund

SCHEDULE OF INVESTMENTS AT JUNE 30, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Core Funds: 70.6%
629,263	AllianceBernstein Trust - Discovery Value Fund	$12,560,090
316,299	Ariel Fund	19,066,524
192,767	Fidelity Value Fund	17,214,096
319,100	iShares Russell Mid-Cap Value ETF	18,482,272
170,700	iShares S&P Mid-Cap 400 Value ETF	17,286,789
1,087,863	Janus Contrarian Fund	18,874,421
327,518	Nicholas Fund, Inc.	17,974,202
700,660	Oakmark Global Fund	18,686,601
297,203	Sound Shore Fund, Inc.	12,235,833
933,257	TCW Dividend Focused Fund^	12,981,614
272,816	Wells Fargo Advantage Special Mid Cap Value Fund^	7,827,089
	Total Core Funds	173,189,531
	Speculative Funds: 29.2%
110,137	Ariel Appreciation Fund	5,447,385
283,599	Baron Partners Fund*	7,815,996
46,757	Brown Capital Management Small Company Fund	2,732,954
88,672	Dreyfus Opportunistic Midcap Value Fund	3,303,929
286,322	Fidelity Leveraged Company Stock Fund	10,696,982
257,000	Financial Select Sector SPDR Fund	5,008,930
49,900	Health Care Select Sector SPDR Fund	2,375,739
28,800	iShares Nasdaq Biotechnology ETF	5,007,744
242,385	JPMorgan Small Cap Value Fund	6,023,262
217,340	PRIMECAP Odyssey Aggressive Growth Fund*	5,366,122
172,000	SPDR S&P Homebuilders ETF	5,060,240
81,838	T. Rowe Price Health Sciences Fund, Inc.	4,023,145
28,000	Vanguard Consumer Discretionary ETF	2,551,920
55,500	Vanguard Small-Cap Value ETF	4,648,680
59,286	Wasatch International Growth Fund	1,518,304
	Total Speculative Funds	71,581,332
	Total Investment Companies
	(Cost $226,639,814)	244,770,863
	SHORT-TERM INVESTMENTS: 0.1%
171,061	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01%#	171,061
	Total Short-Term Investments
	(Cost $171,061)	171,061
	Total Investments: 99.9%
	(Cost $226,810,875)	244,941,924
	Other Assets in Excess of Liabilities: 0.1%	258,254
	Net Assets: 100.0%	$245,200,178

* Non-income producing.
# Annualized seven-day yield as of June 30, 2013.
^ A portion of these securities is considered illiquid. The fair value of illiquid portions total $4,911,656 which represents 2.0% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$226,828,894
Gross unrealized appreciation	18,415,338
Gross unrealized depreciation	(302,308)
Net unrealized appreciation	$18,113,030

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$244,770,863	$-	$-	$244,770,863
Short-Term Investments	171,061	-	-	171,061
Total Investments in Securities	$244,941,924	$-	$-	$244,941,924

FundX Aggressive Upgrader Fund

SCHEDULE OF INVESTMENTS AT JUNE 30, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Core Funds: 40.3%
61,212	Ariel Fund	$3,689,844
27,406	Fidelity Value Fund	2,447,375
46,400	iShares Russell Mid-Cap Value ETF	2,687,488
33,700	iShares S&P Mid-Cap 400 Value ETF	3,412,799
164,599	Janus Contrarian Fund	2,855,797
54,086	Nicholas Fund, Inc.	2,968,220
109,238	Oakmark Global Fund	2,913,380
145,470	PIMCO International StocksPLUS AR Strategy Fund U.S. Dollar Hedged	1,064,839
189,183	TCW Dividend Focused Fund	2,631,524
74,156	Wells Fargo Advantage Special Mid Cap Value Fund	2,127,549
	Total Core Funds	26,798,815
	Speculative Funds: 59.5%
70,859	Ariel Appreciation Fund	3,504,692
126,101	Baron Partners Fund*	3,475,336
75,590	Dreyfus Opportunistic Midcap Value Fund	2,816,477
109,263	Fidelity Leveraged Company Stock Fund	4,082,064
194,800	Financial Select Sector SPDR Fund	3,796,652
7,600	Health Care Select Sector SPDR Trust	361,836
15,100	iShares Nasdaq Biotechnology ETF	2,625,588
134,900	JPMorgan Small Cap Value Fund	3,352,277
137,291	PRIMECAP Odyssey Aggressive Growth Fund*	3,389,723
134,600	SPDR S&P Homebuilders ETF	3,959,932
25,784	T. Rowe Price Health Sciences Fund, Inc.	1,267,524
14,500	Vanguard Consumer Discretionary ETF	1,321,530
35,000	Vanguard Extended Market ETF	2,445,100
11,700	Vanguard Small-Cap Value ETF	979,992
82,092	Wasatch International Growth Fund	2,102,386
	Total Speculative Funds	39,481,109
	Total Investment Companies
	(Cost $60,748,355)	66,279,924
	Total Investments: 99.8%
	(Cost $60,748,355)	66,279,924
	Other Assets in Excess of Liabilities: 0.2%	140,887
	Net Assets: 100.0%	$66,420,811

* Non-income producing.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$60,757,964
Gross unrealized appreciation	5,702,390
Gross unrealized depreciation	(180,430)
Net unrealized appreciation	$5,521,960

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$66,279,924	$-	$-	$66,279,924
Total Investments in Securities	$66,279,924	$-	$-	$66,279,924

FundX Conservative Upgrader Fund

SCHEDULE OF INVESTMENTS AT JUNE 30, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Bond Funds: 30.4%
101,526	DoubleLine Core Fixed Income Fund	$1,108,665
131,151	DoubleLine Total Return Bond Fund	1,446,595
163,518	Ivy High Income Fund	1,398,082
155,794	John Hancock High Yield Fund	587,342
58,498	Loomis Sayles Bond Fund	871,620
268,346	Mainstay High Yield Corporate Bond Fund	1,607,394
147,542	Osterweis Strategic Income Fund	1,723,291
7	PIMCO Foreign Bond (U.S. Dollar-Hedged) Fund	77
3	PIMCO Global Bond (U.S. Dollar-Hedged) Fund	33
146,666	PIMCO Income Fund	1,790,789
95,490	TCW Total Return Bond Fund	954,902
131,270	Thompson Bond Fund	1,538,484
	Total Bond Funds	13,027,274
	Core Funds: 60.3%
53,793	Ariel Fund	3,242,665
30,002	Fidelity Value Fund	2,679,196
43,100	iShares Russell Mid-Cap Value ETF	2,496,352
29,500	iShares S&P Mid-Cap 400 Value Index Fund	2,987,465
155,234	Janus Contrarian Fund	2,693,309
45,543	Nicholas Fund, Inc.	2,499,415
117,721	Oakmark Global Fund	3,139,623
104,011	PIMCO International StocksPLUS AR Strategy Fund U.S. Dollar Hedged	761,360
43,222	Sound Shore Fund, Inc.	1,779,470
63,381	TCW Dividend Focused Fund	881,639
92,612	Wells Fargo Advantage Special Mid Cap Value Fund	2,657,051
	Total Core Funds	25,817,545
	Total Return Funds: 9.2%
145,376	Manning & Napier Fund, Inc. - Pro Blend Conservative Term Series Fund	1,581,692
34,548	Merger Fund	548,618
30,311	Vanguard Wellesley Income Fund	1,803,782
	Total Total Return Funds	3,934,092
	Total Investment Companies
	(Cost $40,820,736)	42,778,911
	Total Investments: 99.9%
	(Cost $40,820,736)	42,778,911
	Other Assets in Excess of Liabilities: 0.1%	41,456
	Net Assets: 100.0%	$42,820,367

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$40,831,865
Gross unrealized appreciation	2,143,604
Gross unrealized depreciation	(196,558)
Net unrealized appreciation	$1,947,046

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$42,778,911	$-	$-	$42,778,911
Total Investments in Securities	$42,778,911	$-	$-	$42,778,911

FundX Flexible Income Fund

SCHEDULE OF INVESTMENTS AT JUNE 30, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	High Yield Bond Funds: 17.7%
1,007,290	Ivy High Income Fund	$8,612,333
1,947,421	John Hancock High Yield Fund^	7,341,777
1,536,729	MainStay High Yield Corporate Bond Fund	9,205,008
	Total High Yield Bond Funds	25,159,118
	Intermediate Term Bond Funds: 21.0%
834,068	DoubleLine Core Fixed Income Fund	9,108,022
1,086,445	DoubleLine Total Return Bond Fund	11,983,483
880,706	TCW Total Return Bond Fund	8,807,054
	Total Intermediate Term Bond Funds	29,898,559
	Short-Term Bond Funds: 0.6%
64,863	The Weitz Funds - Short/Intermediate Income Fund	808,192
	Total Short-Term Bond Funds	808,192
	Strategic Bond Funds: 34.9%
493,639	Loomis Sayles Bond Fund	7,355,225
1,280,511	Osterweis Strategic Income Fund	14,956,373
1,156,197	PIMCO Income Fund	14,117,162
1,124,686	Thompson Bond Fund	13,181,322
	Total Strategic Bond Funds	49,610,082
	Total Return Funds: 25.7%
1,323,351	Manning & Napier Fund Inc - Pro Blend Conservative Term Series Fund^	14,398,057
471,106	Merger Fund	7,481,156
246,598	Vanguard Wellesley Income Fund	14,675,074
	Total Total Return Funds	36,554,287
	Total Investment Companies
	(Cost $140,155,491)	142,030,238
	Total Investments: 99.9%
	(Cost $140,155,491)	142,030,238
	Other Assets in Excess of Liabilities: 0.1%	150,237
	Net Assets: 100.0%	$142,180,475

^ A portion of these securities is considered illiquid. The fair value of illiquid portions total $3,029,952 which represents
2.1% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$140,160,610
Gross unrealized appreciation	3,545,675
Gross unrealized depreciation	(1,676,047)
Net unrealized appreciation	$1,869,628

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$142,030,238	$-	$-	$142,030,238
Total Investments in Securities	$142,030,238	$-	$-	$142,030,238

FundX ETF Aggressive Upgrader Fund

SCHEDULE OF INVESTMENTS AT JUNE 30, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.6%
	Core Funds: 20.8%
7,000	iShares S&P Mid-Cap 400 Value ETF	$708,890
11,000	PowerShares FTSE RAFI U.S. 1000 Portfolio	792,110
	Total Core Funds	1,501,000
	Speculative Funds: 78.8%
32,500	Financial Select Sector SPDR Fund	633,425
1,800	iShares Nasdaq Biotechnology ETF	312,984
6,700	iShares Russell 2000 Growth ETF	747,117
8,000	iShares S&P Small-Cap 600 Value ETF	747,520
7,800	iShares U.S. Financial Services ETF	560,196
7,000	iShares U.S. Healthcare ETF	701,365
7,800	SPDR S&P Biotech ETF	813,228
24,300	SPDR S&P Homebuilders ETF	714,906
3,500	Vanguard Consumer Discretionary ETF	318,990
1,600	Vanguard Small-Cap Value ETF	134,016
	Total Speculative Funds	5,683,747
	Total Investment Companies
	(Cost $7,301,837)	7,184,747
	Total Investments: 99.6%
	(Cost $7,301,837)	7,184,747
	Other Assets in Excess of Liabilities: 0.4%	28,906
	Net Assets: 100.0%	$7,213,653

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$7,304,881
Gross unrealized appreciation	34,299
Gross unrealized depreciation	(154,433)
Net unrealized depreciation	$(120,134)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$7,184,747	$-	$-	$7,184,747
Total Investments in Securities	$7,184,747	$-	$-	$7,184,747

FundX ETF Upgrader Fund

SCHEDULE OF INVESTMENTS AT JUNE 30, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Core Funds: 69.4%
7,900	iShares Core S&P Mid-Cap ETF	$912,450
4,700	iShares Russell 1000 Value ETF	393,813
18,200	iShares Russell Mid-Cap Value ETF	1,054,144
12,400	iShares S&P Mid-Cap 400 Value ETF	1,255,748
16,600	Powershares FTSE RAFI U.S. 1000 Portfolio	1,195,366
9,000	Vanguard Value ETF	609,390
	Total Core Funds	5,420,911
	Speculative Funds: 30.3%
9,000	Financial Select Sector SPDR Fund	175,410
3,400	Health Care Select Sector SPDR Fund	161,874
900	iShares Nasdaq Biotechnology ETF	156,492
2,100	iShares Russell 2000 Growth ETF	234,171
2,500	iShares S&P Small-Cap 600 Value ETF	233,600
7,500	SPDR S&P Homebuilders ETF	220,650
900	Vanguard Consumer Discretionary ETF	82,026
7,300	Vanguard Extended Market ETF	509,978
7,100	Vanguard Small-Cap Value ETF	594,696
	Total Speculative Funds	2,368,897
	Total Investment Companies
	(Cost $7,346,804)	7,789,808
	Total Investments: 99.7%
	(Cost $7,346,804)	7,789,808
	Other Assets in Excess of Liabilities: 0.3%	26,474
	Net Assets: 100.0%	$7,816,282

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$7,351,890
Gross unrealized appreciation	456,134
Gross unrealized depreciation	(18,216)
Net unrealized appreciation	$437,918

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$7,789,808	$-	$-	$7,789,808
Total Investments in Securities	$7,789,808	$-	$-	$7,789,808

FundX Tactical Upgrader Fund

SCHEDULE OF INVESTMENTS AT JUNE 30, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 85.1%
	Core Funds: 71.2%
105,000	Guggenheim S&P 500 Equal Weight ETF	$6,439,650
51,500	iShares Russell 1000 Value ETF	4,315,185
94,000	iShares Russell Mid-Cap Value ETF	5,444,480
90,000	Powershares FTSE RAFI U.S. 1000 Portfolio	6,480,900
127,500	Vanguard Value ETF	8,633,025
	Total Core Funds	31,313,240
	Speculative Funds: 13.9%
22,500	Financial Select Sector SPDR Fund	438,525
15,000	Health Care Select Sector SPDR Fund	714,150
3,100	iShares Nasdaq Biotechnology ETF	539,028
16,000	iShares Russell 2000 Growth ETF	1,784,160
17,700	SPDR S&P Homebuilders ETF.	520,734
30,000	Vanguard Extended Market ETF	2,095,800
	Total Speculative Funds	6,092,397
	Total Investment Companies
	(Cost $36,978,256)	37,405,637
Contracts (100 shares per contract)
	PURCHASED OPTION: 1.2%
	Put Options: 1.2%
2,000	SPDR S&P 500 ETF Trust, Expiration 7/20/13, Strike Price $161*	537,000
	Total Purchased Options
	(Cost $462,110)	537,000
Shares/Par Value
	SHORT-TERM INVESTMENTS: 8.6%
539,370	Fidelity Government Portfolio - Institutional, 0.01% #	539,370
$1,000,000	United States Treasury Bills, Maturity Date 11/29/13, 0.049%^, ~	999,706
$2,250,000	United States Treasury Bills, Maturity Date 12/5/13, 0.078%^ ,~	2,249,339
	Total Short-Term Investments
	(Cost $3,788,915)	3,788,415
	Total Investments: 94.9%
	(Cost $41,229,281)	41,731,052
	Assets in Excess of Other Liabilities: 5.1%	2,262,632
	Net Assets: 100.0%	$43,993,684

* Non-income producing.
# Seven-day yield as of June 30, 2013.
^ Yield to maturity.
~ Valued at amortized cost.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$41,277,921
Gross unrealized appreciation	647,340
Gross unrealized depreciation	(194,209)
Net unrealized appreciation	$453,131

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF OPTIONS WRITTEN AT JUNE 30, 2013 (UNAUDITED)

Contracts (100 shares per contract)		Value
	Call Options Written
31	iShares Nasdaq Biotechnology ETF, Expiration 7/20/13, Strike Price $175 *	$(9,765)
177	SPDR S&P Homebuilders ETF, Expiration 7/20/13, Strike Price $30 *	(8,319)
	Total Call Options Written
	(Premium received $21,617)	$(18,084)

* Non-income producing.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Description	Level 1	Level 2		Level 3	Total
Investment Companies	$37,405,637	$-		$-	$37,405,637
Purchased Options	-	537,000		-	537,000
Short-Term Investments	539,370	3,249,045	*	-	3,788,415
Total Investments in Securities	$37,945,007	$3,786,045		$-	$41,731,052
Written Options	$-	$(18,084)		$-	$(18,084)

* Valued at amortized cost.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest, at the time of purchase, up to 5% of the Fund's net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund's exposure to certain selected securities.  The Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund's participation in a market advance.

The following table presents the fair value of derivative instruments, held long or sold short by the FundX Tactical Upgrader Fund, at June 30, 2013:

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain/(Loss) on
Equity Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Purchased Options	$537,000	$-	$-	$-	$74,890
Written Options	-	-	-	18,084	3,533

The following table presents the amount of realized gain (loss) on derivative instruments recognized in income for the period ended June 30, 2013:

Equity Contracts	Realized Gains	Realized Losses	Net Realized Gains (Losses)
Purchased Options	$7,603,189	$(7,740,117)	$(136,928)
Written Options	942,511	(696,852)	245,659

The following table presents the change in unrealized appreciation (depreciation) on derivative instruments recognized in income as of the period ended June 30, 2013:
	Change in Unrealized Gain/(Loss)

Equity Contracts
Purchased Options	$36,742
Written Options	2,417

FundX Tactical Total Return Fund

SCHEDULE OF INVESTMENTS AT JUNE 30, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 90.1%
	Bond Funds: 34.3%
25,352	DoubleLine Core Fixed Income Fund	$276,844
24,041	DoubleLine Total Return Bond Fund	265,172
24,043	Ivy High Income Fund	205,571
45,440	John Hancock High Yield Fund	171,308
14,145	Loomis Sayles Bond Fund	210,765
34,656	MainStay High Yield Corporate Bond Fund	207,590
31,214	Osterweis Strategic Income Fund	364,574
4	PIMCO Foreign Bond (U.S. Dollar-Hedged) Fund	42
1	PIMCO Global Bond (U.S. Dollar-Hedged) Fund	6
29,255	PIMCO Income Fund	357,207
11,344	TCW Total Return Bond Fund	113,436
21,024	Thompson Bond Fund	246,400
	Total Bond Funds	2,418,915
	Core Funds: 37.2%
11,000	Guggenheim S&P 500 Equal Weight ETF	674,630
4,350	iShares Russell 1000 Value ETF	364,487
6,000	iShares Russell Mid-Cap Value ETF	347,520
7,500	PowerShares FTSE RAFI U.S. 1000 ETF	540,076
10,200	Vanguard Value ETF	690,642
	Total Core Funds	2,617,355
	Speculative Funds: 6.5%
2,200	Financial Select Sector SPDR Fund	42,878
1,400	Health Care Select Sector SPDR Fund	66,654
300	iShares Nasdaq Biotechnology ETF	52,164
1,000	iShares Russell 2000 Growth ETF	111,510
1,500	SPDR S&P Homebuilders ETF	44,130
2,000	Vanguard Extended Market ETF	139,720
	Total Speculative Funds	457,056
	Total Return Funds: 12.1%
29,342	Manning & Napier Fund Inc - Pro Blend Conservative Term Series Fund	319,237
10,992	Merger Fund	174,560
6,078	Vanguard Wellesley Income Fund	361,730
	Total Total Return Funds	855,527
	Total Investment Companies
	(Cost $6,284,265)	6,348,853

Contracts (100 shares per contract)
	PURCHASED OPTION: 0.7%
	Put Option: 0.7%
170	SPDR S&P 500 ETF Trust, Expiration 7/20/13, Strike Price $161 *	45,645
	Total Purchased Option
	(Cost $39,279)	45,645

Shares/Par Value		Value
	SHORT-TERM INVESTMENT: 4.5%
$320,000	United States Treasury Bill, Maturity Date 12/5/13, 0.024%^, ~	$319,906
	Total Short-Term Investments
	(Cost $319,966)	319,906
	Total Investments: 95.3%
	(Cost $6,643,510)	6,714,404
	Other Assets in Excess of Liabilities: 4.7%	327,844
	Net Assets: 100.0%	$7,042,248

* Non-income producing.
^ Yield to maturity.
~Valued at amortized cost.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$6,644,784
Gross unrealized appreciation	120,832
Gross unrealized depreciation	(51,212)
Net unrealized appreciation	$69,620

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF OPTIONS WRITTEN AT JUNE 30, 2013 (UNAUDITED)
Contracts (100 shares per contract)		Value
	Call Options Written
3	iShares Nasdaq Biotechnology ETF, Expiration 7/20/13, Strike Price $175 *	$(945)
15	SPDR S&P Homebuilders ETF, Expiration 7/20/13, Strike Price $30 *	(705)
	Total Call Options Written
	(Premium received $1,977)	$(1,650)

* Non-income producing.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Description	Level 1	Level 2		Level 3	Total

Investment Companies	$6,348,853	$-		$-	$6,348,853
Purchased Options	-	45,645		-	45,645
Short-Term Investments	-	319,906	*	-	319,906
Total Investments in Securities	$6,348,853	$365,551		$-	$6,714,404
Written Options	$-	$(1,650)		$-	$(1,650)

* Valued at amortized cost.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest, at the time of purchase, up to 5% of the Fund's net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund's exposure to certain selected securities.  The Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund's participation in a market advance.

The following table presents the fair value of derivative instruments, held long or sold short by the FundX Tactical Total Return Fund, at June 30, 2013:

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain/(Loss) on
Equity Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Purchased Options	$45,645	$-	$-	$-	$6,366
Written Options	-	-	-	1,650	327

The following table presents the amount of realized gain (loss) on derivative instruments recognized in income for the period ended June 30, 2013:

Equity Contracts	Realized Gains	Realized Losses	Net Realized Gains (Losses)
Purchased Options	$681,310	$(695,346)	$(14,036)
Written Options	85,737	(69,330)	16,407

The following table presents the change in unrealized appreciation (depreciation) on derivative instruments recognized in income as of the period ended June 30, 2013:
	Change in Unrealized Gain/(Loss)

Equity Contracts
Purchased Options	$2,551
Written Options	215

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                 /s/ Elaine E. Richards
              Elaine E. Richards, President

Date           8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Elaine E. Richards
              Elaine E. Richards, President

Date           8/29/13

By (Signature and Title)*              /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date           8/29/13
* Print the name and title of each signing officer under his or her signature.